Stock Option Plan (Schedule of Stock Option Plan Activity) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number of stock options
Outstanding at beginning of the year	506,000	532,000	532,000
Cancelled during the year	(6,000)	(26,000)
Outstanding and exercisable at the end of the year	500,000	506,000	532,000
Weighted average exercise price
Outstanding at beginning of the year	$ 2.1	$ 2.1	$ 2.1
Cancelled during the year	2.09	2.1
Outstanding and exercisable at the end of the year	2.1	2.1	2.1
Minimum exercise price per share	2.09	2.09	2.09
Maximum exercise price per share	$ 2.14	$ 2.14	$ 2.14